UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                     ---------

                          The Gabelli Value Fund Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ----------------------------------------------------------------
                    (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: June 30, 2006
                                             --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           THE GABELLI VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006


TO OUR SHAREHOLDERS,

      During the second quarter of 2006, The Gabelli Value Fund Inc. (the "Fund") rose 1.0%, while the Standard & Poor's ("S&P") 500 Index declined 1.4% and the Dow Jones Industrial Average rose 0.9%. For the six month period ended June 30, 2006, the Fund was up 8.2% versus gains of 2.7% and 5.3% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------
                                           AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                           ------------------------------------------------
                                                                                                              Since
                                              Year to                                                       Inception
                                   Quarter     Date     1 Year     3 Year    5 Year     10 Year   15 Year   (9/29/89)
                                   -------     ----     ------     ------    ------     -------   -------   ---------
  GABELLI VALUE FUND CLASS A .....  1.03%      8.23%     8.22%     12.56%     5.43%     11.80%    13.67%     12.64%
                                   (4.53)(B)   2.27(B)   2.26(B)   10.46(B)   4.24(B)   11.17(B)  13.24(B)   12.27(B)
  S&P 500 Index .................. (1.44)      2.71      8.62      11.21      2.49       8.32     10.73      10.35
  Dow Jones Industrial Average ...  0.93       5.25     11.07       9.95      3.47       9.17     11.87      11.50
  Nasdaq Composite Index ......... (7.17)     (1.51)     5.60      10.21      0.10       6.25     10.65       9.53

  Class B ........................  0.81       7.81      7.45      11.73      4.63      11.27     13.31      12.33
                                   (4.19)(c)   2.81(c)   2.45(c)   10.93(c)   4.30(c)   11.27(c)  13.31(c)   12.33(c)
  Class C ........................  0.81       7.81      7.44      11.72      4.64      11.30     13.33      12.35
                                   (0.19)(c)   6.81(c)   6.44(c)   11.72(c)   4.64(c)   11.30(c)  13.33(c)   12.35(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS A SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.5% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                 Beginning        Ending     Annualized   Expenses
               Account Value  Account Value   Expense    Paid During
                  01/01/06       06/30/06      Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI VALUE FUND INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A         $1,000.00       $1,082.30      1.42%       $ 7.33
Class B         $1,000.00       $1,078.10      2.17%       $11.18
Class C         $1,000.00       $1,078.10      2.17%       $11.18

HYPOTHETICAL 5% RETURN
Class A         $1,000.00       $1,017.75      1.42%       $ 7.10
Class B         $1,000.00       $1,014.03      2.17%       $10.84
Class C         $1,000.00       $1,014.03      2.17%       $10.84

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:


THE GABELLI VALUE FUND INC.

Entertainment .................................  11.9%
Publishing ....................................  10.8%
Cable and Satellite ...........................   8.4%
Telecommunications ............................   7.5%
Food and Beverage .............................   5.8%
Broadcasting ..................................   5.6%
Metals and Mining .............................   4.8%
Diversified Industrial ........................   4.7%
Financial Services ............................   4.3%
Energy and Utilities ..........................   3.7%
Equipment and Supplies ........................   3.4%
Electronics ...................................   3.1%
Consumer Products .............................   3.0%
Repurchase Agreements .........................   2.9%
Environmental Services ........................   2.7%
Communications Equipment ......................   2.7%
Hotels and Gaming .............................   2.6%
Consumer Services .............................   2.2%
Automotive: Parts and Accessories .............   2.2%
Aviation: Parts and Services ..................   1.9%
Specialty Chemicals ...........................   1.2%
Agriculture ...................................   0.9%
Aerospace .....................................   0.9%
Manufactured Housing ..........................   0.6%
Retail ........................................   0.6%
Machinery .....................................   0.6%
Real Estate ...................................   0.5%
Wireless Communications .......................   0.3%
Computer Software and Services ................   0.2%
Business Services .............................   0.2%
Transportation ................................   0.0%
Other Assets and Liabilities (Net) ............  (0.2)%
                                                ------
                                                100.0%
                                                ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----              -------

               COMMON STOCKS -- 97.3%
               AEROSPACE -- 0.9%
       1,000   Lockheed Martin Corp. .........$     25,800          $    71,740
   1,000,000   Rolls-Royce Group plc+ ........   7,007,796            7,655,750
  53,800,000   Rolls-Royce Group plc, Cl. B ..      55,145              101,975
                                              ------------          -----------
                                                 7,088,741            7,829,465
                                              ------------          -----------
               AGRICULTURE -- 0.9%
     185,000   Archer-Daniels-Midland Co. ....   2,275,910            7,636,800
      30,000   Mosaic Co.+ ...................     373,124              469,500
                                              ------------          -----------
                                                 2,649,034            8,106,300
                                              ------------          -----------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
      38,000   China Yuchai International Ltd.+    300,576              277,780
     450,000   Dana Corp. ....................   6,036,030            1,188,000
     250,000   Genuine Parts Co. .............   6,600,695           10,415,000
     275,000   Navistar International Corp.+     7,392,667            6,767,750
      28,000   Proliance International Inc.+       131,723              129,360
                                              ------------          -----------
                                                20,461,691           18,777,890
                                              ------------          -----------
               AVIATION: PARTS AND SERVICES -- 1.9%
      34,000   Curtiss-Wright Corp. ..........     441,649            1,049,920
     350,000   Fairchild Corp., Cl. A+ .......   2,502,891              728,000
     340,000   GenCorp Inc.+ .................   3,135,471            5,450,200
      80,000   Sequa Corp., Cl. A+ ...........   3,464,314            6,520,000
      33,000   Sequa Corp., Cl. B+ ...........   1,673,268            2,697,750
                                              ------------          -----------
                                                11,217,593           16,445,870
                                              ------------          -----------
               BROADCASTING -- 5.6%
   1,200,000   CBS Corp., Cl. A ..............  21,763,305           32,472,000
     132,000   Gray Television Inc. ..........   1,558,505              764,280
     187,500   Liberty Media Holding Corp. -
                Capital, Cl. A+ ..............  11,537,181           15,706,875
      30,000   Young Broadcasting Inc.,
                Cl. A+ .......................     270,342               94,200
                                              ------------          -----------
                                                35,129,333           49,037,355
                                              ------------          -----------
               BUSINESS SERVICES -- 0.2%
      15,000   ChoicePoint Inc.+ .............     540,551              626,550
      30,000   Intermec Inc.+ ................     695,161              688,200
      30,000   Nashua Corp.+ .................     258,767              206,100
                                              ------------          -----------
                                                 1,494,479            1,520,850
                                              ------------          -----------
               CABLE AND SATELLITE -- 8.4%
     130,000   Adelphia Communications Corp.,
                 Cl. A+ ......................      91,925                5,850
   2,175,000   Cablevision Systems Corp.,
                 Cl. A+ ......................   6,855,175           46,653,750
     335,000   DIRECTV Group Inc.+ ...........   5,907,032            5,527,500
     120,000   EchoStar Communications
                 Corp., Cl. A+ ...............   3,707,953            3,697,200
     250,000   Liberty Global Inc., Cl. A+ ...   4,300,954            5,375,000

                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----              -------

      15,000   Liberty Global Inc., Cl. C+ ...$    256,685          $   308,550
     302,000   Rogers Communications Inc.,
                 Cl. B .......................   2,470,978           12,200,800
                                              ------------          -----------
                                                23,590,702           73,768,650
                                              ------------          -----------
               COMMUNICATIONS EQUIPMENT -- 2.7%
     100,000   Agere Systems Inc.+ ...........   1,576,057            1,470,000
     429,000   Corning Inc.+ .................   3,895,784           10,377,510
     740,000   Lucent Technologies Inc.+ .....   3,096,298            1,790,800
     390,000   Motorola Inc. .................   4,128,840            7,858,500
     830,000   Nortel Networks Corp.+ ........   3,825,530            1,859,200
                                              ------------          -----------
                                                16,522,509           23,356,010
                                              ------------          -----------
               COMPUTER SOFTWARE AND SERVICES -- 0.2%
      56,000   Yahoo! Inc.+ ..................   1,968,559            1,848,000
                                              ------------          -----------
               CONSUMER PRODUCTS -- 3.0%
      85,000   Energizer Holdings Inc.+ ......   1,992,017            4,978,450
      93,000   Gallaher Group plc, ADR .......   2,374,002            5,816,220
         500   Givaudan SA ...................     135,440              393,645
     130,000   Hartmarx Corp.+ ...............     606,544              780,000
       6,200   National Presto Industries Inc.     179,358              324,136
     175,000   Pactiv Corp.+ .................   1,690,548            4,331,250
     600,000   Swedish Match AB ..............   6,254,604            9,671,032
       4,000   Wolverine World Wide Inc. .....      38,937               93,320
                                              ------------          -----------
                                                13,271,450           26,388,053
                                              ------------          -----------
               CONSUMER SERVICES -- 2.2%
      90,000   IAC/InterActiveCorp+ ..........   1,685,751            2,384,100
     720,000   Liberty Media Holding Corp. -
                Interactive, Cl. A+ ..........  14,491,020           12,427,200
     205,000   Rollins Inc. ..................   1,500,548            4,026,200
                                              ------------          -----------
                                                17,677,319           18,837,500
                                              ------------          -----------
               DIVERSIFIED INDUSTRIAL -- 4.7%
      49,000   Ampco-Pittsburgh Corp. ........     245,017            1,403,850
      73,000   Cooper Industries Ltd., Cl. A     4,890,363            6,783,160
     210,000   Crane Co. .....................   5,510,883            8,736,000
      29,000   Griffon Corp.+ ................     644,825              756,900
      50,000   Harbor Global Co. Ltd.+ .......      88,471              455,500
     375,000   Honeywell International Inc. ..  11,514,241           15,112,500
     150,000   ITT Industries Inc. ...........   5,499,219            7,425,000
     220,000   Katy Industries Inc.+ .........   1,802,518              514,800
       3,000   Lamson & Sessions Co.+ ........      34,956               85,080
                                              ------------          -----------
                                                30,230,493           41,272,790
                                              ------------          -----------
               ELECTRONICS -- 3.1%
     220,000   Texas Instruments Inc. ........   5,563,627            6,663,800
      60,000   Thermo Electron Corp.+ ........   1,162,178            2,174,400
     300,000   Thomas & Betts Corp.+ .........   5,345,034           15,390,000
     110,000   Tyco International Ltd. .......   3,076,417            3,025,000
                                              ------------          -----------
                                                15,147,256           27,253,200
                                              ------------          -----------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----              -------

               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES -- 3.7%
       6,000   Allegheny Energy Inc.+ ........$     74,092         $    222,420
      20,000   Chevron Corp. .................   1,223,550            1,241,200
     195,000   ConocoPhillips ................   5,417,216           12,778,350
     110,000   Kerr-McGee Corp. ..............   3,962,186            7,628,500
       5,420   Mirant Corp.+ .................      25,619              145,256
     135,000   Northeast Utilities ...........   2,589,737            2,790,450
      70,000   Southwest Gas Corp. ...........   1,400,502            2,193,800
      59,600   TransMontaigne Inc.+ ..........     666,308              668,116
      72,755   Western Gas Resources Inc. ....   4,349,067            4,354,387
                                              ------------         ------------
                                                19,708,277           32,022,479
                                              ------------         ------------
               ENTERTAINMENT -- 11.9%
       8,570   Chestnut Hill Ventures+ (a) ...     233,241              184,031
     400,000   Discovery Holding Co., Cl. A+     4,551,612            5,852,000
      60,000   Dover Motorsports Inc. ........     309,314              352,200
   1,300,000   Gemstar-TV Guide International
                 Inc.+ .......................   6,278,509            4,576,000
     330,000   Grupo Televisa SA, ADR ........   3,045,483            6,372,300
     170,000   The Walt Disney Co. ...........   4,427,710            5,100,000
   1,260,000   Time Warner Inc. ..............  18,053,221           21,798,000
      34,000   Triple Crown Media Inc.+ ......     365,718              294,780
   1,225,000   Viacom Inc., Cl. A+ ...........  34,565,509           44,038,750
     450,000   Vivendi SA, ADR ...............   6,072,068           15,709,500
                                              ------------         ------------
                                                77,902,385          104,277,561
                                              ------------         ------------
               ENVIRONMENTAL SERVICES -- 2.7%
     240,000   Republic Services Inc. ........   4,425,922            9,681,600
     390,000   Waste Management Inc. .........   9,151,151           13,993,200
                                              ------------         ------------
                                                13,577,073           23,674,800
                                              ------------         ------------
               EQUIPMENT AND SUPPLIES -- 3.4%
     210,000   CIRCOR International Inc. .....   2,325,092            6,402,900
     185,000   Flowserve Corp.+ ..............   2,864,920           10,526,500
      95,000   Gerber Scientific Inc.+ .......     650,912            1,235,950
      98,000   GrafTech International Ltd.+ ..   1,196,563              568,400
     330,000   Watts Water Technologies Inc.,
                 Cl. A .......................   4,325,964           11,071,500
                                              ------------         ------------
                                                11,363,451           29,805,250
                                              ------------         ------------
               FINANCIAL SERVICES -- 4.3%
     530,000   American Express Co. ..........  17,244,922           28,206,600
     100,000   Ameriprise Financial Inc. .....   2,346,124            4,467,000
      27,000   Deutsche Bank AG ..............   1,569,799            3,037,500
     110,000   Phoenix Companies Inc. ........   1,214,393            1,548,800
                                              ------------         ------------
                                                22,375,238           37,259,900
                                              ------------         ------------

                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----              -------

               FOOD AND BEVERAGE -- 5.8%
      17,000   Corn Products International
                 Inc. ........................$    209,567         $    520,200
      67,000   Del Monte Foods Co. ...........     508,135              752,410
     208,000   Diageo plc, ADR ...............   7,993,283           14,050,400
     220,000   Flowers Foods Inc. ............   1,587,151            6,300,800
      81,500   Fomento Economico Mexicano
                 SA de CV, ADR ...............   2,988,579            6,823,180
      56,000   General Mills Inc. ............   2,795,872            2,892,960
     210,000   H.J. Heinz Co. ................   7,326,640            8,656,200
      70,000   Kerry Group plc, Cl. A ........     797,221            1,485,524
     380,000   PepsiAmericas Inc. ............   5,294,953            8,401,800
       3,000   The Hershey Co. ...............     145,382              165,210
      15,000   Wm. Wrigley Jr. Co. ...........     727,034              680,400
       3,750   Wm. Wrigley Jr. Co., Cl. B ....     193,262              169,875
                                              ------------         ------------
                                                30,567,079           50,898,959
                                              ------------         ------------
               HOTELS AND GAMING -- 2.6%
      18,000   Aztar Corp.+ ..................     197,676              935,280
      72,000   Dover Downs Gaming &
                 Entertainment Inc. ..........     483,202            1,414,080
     190,000   Gaylord Entertainment Co.+ ....   5,345,735            8,291,600
     177,500   Hilton Hotels Corp. ...........   1,385,106            5,019,700
       3,000   Kerzner International Ltd.+ ...     239,530              237,840
     352,941   Ladbrokes plc .................   3,502,007            2,659,606
      19,000   Las Vegas Sands Corp.+ ........     670,772            1,479,340
      65,000   MGM Mirage+ ...................   1,478,602            2,652,000
                                              ------------         ------------
                                                13,302,630           22,689,446
                                              ------------         ------------
               MACHINERY -- 0.6%
      85,800   CNH Global NV .................   1,604,960            2,052,336
      38,000   Deere & Co. ...................   1,565,024            3,172,620
                                              ------------         ------------
                                                 3,169,984            5,224,956
                                              ------------         ------------
               MANUFACTURED HOUSING -- 0.6%
     485,000   Champion Enterprises Inc.+ ....   4,782,947            5,354,400
                                              ------------         ------------
               METALS AND MINING -- 4.8%
     478,000   Barrick Gold Corp. ............   7,651,550           14,148,800
      30,000   Falconbridge Ltd. .............   1,546,633            1,585,500
     123,133   Kinross Gold Corp.+ ...........   1,119,195            1,340,918
     471,000   Newmont Mining Corp. ..........   9,100,344           24,930,030
                                              ------------         ------------
                                                19,417,722           42,005,248
                                              ------------         ------------
               PUBLISHING -- 10.8%
     150,000   Belo Corp., Cl. A .............   2,592,090            2,340,000
     925,000   Media General Inc., Cl. A .....  18,185,500           38,748,250
      70,000   Meredith Corp. ................   1,404,532            3,467,800
   1,110,000   News Corp., Cl. A .............  16,418,747           21,289,800
     332,000   PRIMEDIA Inc.+ ................     962,615              607,560

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                         COST               VALUE
     ------                                         ----              -------

               COMMON STOCKS (CONTINUED)
               PUBLISHING (CONTINUED)
     300,000   Reader's Digest Association
                 Inc. ........................$  4,510,861         $  4,188,000
     300,000   The E.W. Scripps Co., Cl. A ...  10,208,574           12,942,000
     330,000   Tribune Co. ...................  13,661,669           10,701,900
                                              ------------         ------------
                                                67,944,588           94,285,310
                                              ------------         ------------
               REAL ESTATE -- 0.5%
     134,000   Griffin Land & Nurseries Inc.+    1,587,460            4,187,500
                                              ------------         ------------
               RETAIL -- 0.6%
      85,000   Ingles Markets Inc., Cl. A ....     976,701            1,445,000
     145,000   Safeway Inc. ..................   2,964,686            3,770,000
       1,820   SUPERVALU Inc. ................      54,145               55,874
                                              ------------         ------------
                                                 3,995,532            5,270,874
                                              ------------         ------------
               SPECIALTY CHEMICALS -- 1.2%
     220,000   Ferro Corp. ...................   4,605,734            3,511,200
     400,000   Hercules Inc.+ ................   5,049,452            6,104,000
      15,000   Sensient Technologies Corp. ...     300,492              313,650
       8,065   Tronox Inc., Cl. B ............      78,763              106,216
                                              ------------         ------------
                                                10,034,441           10,035,066
                                              ------------         ------------
               TELECOMMUNICATIONS -- 7.5%
     650,000   Cincinnati Bell Inc.+ .........   2,508,755            2,665,000
      25,000   Commonwealth Telephone
                 Enterprises Inc. ............     989,702              829,000
      74,500   Embarq Corp.+ .................   2,005,804            3,053,755
     530,000   Qwest Communications
                 International Inc.+ .........   1,421,227            4,287,700
   1,490,000   Sprint Nextel Corp. ...........  20,280,904           29,785,100
     425,000   Telephone & Data Systems Inc.     9,269,310           17,595,000
     185,000   Telephone & Data Systems
                 Inc., Special ...............   4,120,871            7,196,500
                                              ------------         ------------
                                                40,596,573           65,412,055
                                              ------------         ------------
               TRANSPORTATION -- 0.0%
      99,000   Grupo TMM SA, Cl. A, ADR+ .....     780,160              402,930
                                              ------------         ------------
               WIRELESS COMMUNICATIONS -- 0.3%
      40,000   United States Cellular Corp.+     1,880,524            2,424,000
                                              ------------         ------------
               TOTAL COMMON STOCKS ........... 539,435,223          849,672,667
                                              ------------         ------------
               WARRANTS -- 0.0%
               ENERGY AND UTILITIES -- 0.0%
      17,405   Mirant Corp., Ser. A,
                 expire 01/03/11+ ............      35,380              175,791
                                              ------------         ------------

    PRINCIPAL                                                         MARKET
     AMOUNT                                       COST                 VALUE
    ---------                                     ----                -------

               REPURCHASE AGREEMENTS -- 2.9%
 $25,300,000   Barclays Capital Inc.,
                 4.400%, dated 6/30/06,
                 due 07/03/06, proceeds at
                 maturity, $25,309,277 (b) ...$ 25,300,000         $ 25,300,000
                                              ------------         ------------
               TOTAL
                 INVESTMENTS -- 100.2% .......$564,770,603          875,148,458
                                              ============

               OTHER ASSETS AND LIABILITIES (NET) -- (0.2)%          (1,776,227)
                                                                   ------------
               NET ASSETS -- 100.0% .............................  $873,372,231
                                                                   ============

----------------------------

(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of the fair valued security amounted to $184,031 or 0.02% of total net assets.
(b) Collateralized by U.S. Treasury Bond, 7.68%, due 02/15/21, market value $25,806,000.
+   Non-income producing security.
ADR American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $564,770,603) ..............    $875,148,458
  Cash ...................................................             597
  Receivable for investments sold ........................       1,626,364
  Dividends and interest receivable ......................         620,513
  Receivable for Fund shares sold ........................         226,486
  Other assets ...........................................          19,154
                                                              ------------
  TOTAL ASSETS ...........................................     877,641,572
                                                              ------------
LIABILITIES:
  Payable for Fund shares redeemed .......................       1,291,511
  Payable for investment advisory fees ...................         710,046
  Payable for investments purchased ......................       1,492,811
  Payable for shareholder services fees ..................         348,064
  Payable for distribution fees ..........................         195,829
  Payable for shareholder communications expenses ........         163,908
  Other accrued expenses .................................          67,172
                                                              ------------
  TOTAL LIABILITIES ......................................       4,269,341
                                                              ------------
  NET ASSETS applicable to 44,650,506
    shares outstanding ...................................    $873,372,231
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ..........    $     44,651
  Additional paid-in capital .............................     417,319,038
  Accumulated net investment income ......................       2,848,796
  Accumulated net realized gain on investments
    and foreign currency transactions ....................     142,781,681
  Net unrealized appreciation on investments .............     310,377,855
  Net unrealized appreciation on foreign
    currency translations ................................             210
                                                              ------------
  NET ASSETS .............................................    $873,372,231
                                                              ============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net Asset Value and redemption price per share
    ($843,355,148 / 43,039,271 shares
    outstanding; 100,000,000 shares authorized) ..........          $19.60
                                                                    ======
  Maximum offering price per share (NAV / .945,
    based on maximum sales charge of 5.50%
    of the offering price) ...............................          $20.74
                                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($16,900,684 / 907,398 shares outstanding;
    100,000,000 shares authorized) .......................          $18.63(a)
                                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($13,116,399  / 703,837 shares outstanding;
    50,000,000 shares authorized) ........................          $18.64(a)
                                                                    ======
------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $149,781) ...........    $  9,593,048
  Interest ...............................................         683,455
                                                              ------------
  TOTAL INVESTMENT INCOME ................................      10,276,503
                                                              ------------
EXPENSES:
  Investment advisory fees ...............................       5,152,146
  Distribution fees - Class A ............................       1,249,376
  Distribution fees - Class B ............................          86,763
  Distribution fees - Class C ............................          67,878
  Shareholder services fees ..............................         453,983
  Shareholder communications expenses ....................         137,347
  Custodian fees .........................................          68,573
  Interest expense .......................................          59,528
  Legal and audit fees ...................................          34,502
  Directors' fees ........................................          34,200
  Registration expenses ..................................          21,642
  Miscellaneous expenses .................................          76,483
                                                              ------------
  TOTAL EXPENSES .........................................       7,442,421
  Less: Custodian fee credits ............................         (15,603)
                                                              ------------
  NET EXPENSES ...........................................       7,426,818
                                                              ------------
  NET INVESTMENT INCOME ..................................       2,849,685
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................     148,310,866
  Net realized gain on foreign currency transactions .....          11,867
                                                              ------------
  Net realized gain on investments and
    foreign currency transactions ........................     148,322,733
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations ........................     (65,656,373)
                                                              ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY .....................      82,666,360
                                                              ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................    $ 85,516,045
                                                              ============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2006        YEAR ENDED
                                                                                      (UNAUDITED)      DECEMBER 31, 2005
                                                                                   -----------------   -----------------
OPERATIONS:
  Net investment income ........................................................... $    2,849,685       $      744,617
  Net realized gain on investments and foreign currency transactions ..............    148,322,733           77,766,169
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .................................................    (65,656,373)         (82,512,239)
                                                                                    --------------       --------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .................     85,516,045           (4,001,453)
                                                                                    --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A .......................................................................             --             (666,736)
                                                                                    --------------       --------------
                                                                                                --             (666,736)
                                                                                    --------------       --------------
  Net realized gains on investments
    Class A .......................................................................             --          (73,800,544)
    Class B .......................................................................             --           (1,289,884)
    Class C .......................................................................             --           (1,025,214)
                                                                                    --------------       --------------
                                                                                                --          (76,115,642)
                                                                                    --------------       --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................................             --          (76,782,378)
                                                                                    --------------       --------------
CAPITAL SHARE TRANSACTIONS
    Class A .......................................................................   (302,923,749)        (120,095,977)
    Class B .......................................................................     (2,235,507)          (1,087,763)
    Class C .......................................................................     (1,929,899)          (1,199,523)
                                                                                    --------------       --------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......................   (307,089,155)        (122,383,263)
                                                                                    --------------       --------------
  REDEMPTION FEES .................................................................          1,131               52,322
                                                                                    --------------       --------------
  NET DECREASE IN NET ASSETS ......................................................   (221,571,979)        (203,114,772)
NET ASSETS:
  Beginning of period .............................................................  1,094,944,210        1,298,058,982
                                                                                    --------------       --------------
  End of period (including undistributed net investment income of
    $2,848,796 and $0, respectively) .............................................. $  873,372,231       $1,094,944,210
                                                                                    ==============       ==============


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, the Fund had an investment of $25,300,000 in a repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2006.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION   OF  NET  ASSET  VALUE  AND  CALCULATION  OF  EXPENSES.   Certain
administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to increase accumulated distributions in excess of net investment income by $78,770 and decrease accumulated distributions in excess of net realized gain on investments by $78,770.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

        DISTRIBUTIONS PAID FROM:
        Ordinary income (inclusive of short-term
          capital gains) .......................................    $ 1,290,094
        Net long-term capital gains ............................     75,492,284
                                                                    -----------
        Total distributions paid ...............................    $76,782,378
                                                                    ===========
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

        Undistributed ordinary income ............................ $        820
        Undistributed long-term capital gains ....................    1,032,106
        Net unrealized appreciation on investments and
          foreign currency .......................................  369,459,571
                                                                   -----------
        Total accumulated gain ................................... $370,492,497
                                                                   ============

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                          GROSS            GROSS         NET UNREALIZED
                                                       UNREALIZED       UNREALIZED        APPRECIATION/
                                      COST            APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                      ----            ------------    -------------     ---------------
       Investments ............. $571,310,253         $334,945,776     $(31,107,571)     $303,838,205

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $60,635,287 and $331,062,674, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, the Fund paid brokerage commissions of $337,616 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $51,305 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. CAPITAL STOCK TRANSACTIONS. The Fund currently offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $1,131 and $52,322, respectively.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

Transactions in shares of capital stock were as follows:

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2006                     YEAR ENDED
                                                               (UNAUDITED)                   DECEMBER 31, 2005
                                                      ---------------------------      ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                      -----------   -------------      -----------    -------------
                                                                 CLASS A                          CLASS A
                                                      ---------------------------      ----------------------------
Shares sold ........................................    1,928,362   $  37,112,526        3,107,146    $  59,989,477
Shares issued upon reinvestment of dividends .......           53             976        3,721,831       67,513,966
Shares redeemed ....................................  (17,591,377)   (340,037,251)     (12,826,666)    (247,599,420)
                                                      -----------   -------------      -----------    -------------
     Net decrease ..................................  (15,662,962)  $(302,923,749)      (5,997,689)   $(120,095,977)
                                                      ===========   =============      ===========    =============
                                                                CLASS B                           CLASS B
                                                      ---------------------------      ----------------------------
Shares sold ........................................        2,787   $      52,020           20,985    $     381,787
Shares issued upon reinvestment of dividends .......            5              90           60,316        1,043,462
Shares redeemed ....................................     (125,903)     (2,287,617)        (134,928)      (2,513,012)
                                                      -----------   -------------      -----------    -------------
     Net decrease ..................................     (123,111)  $  (2,235,507)         (53,627)   $  (1,087,763)
                                                      ===========   =============      ===========    =============
                                                                CLASS C                           CLASS C
                                                      ---------------------------      ----------------------------
Shares sold ........................................       16,007   $     293,365          119,549    $   2,220,629
Shares issued upon reinvestment of dividends .......           --              --           41,465          717,762
Shares redeemed ....................................     (122,226)     (2,223,264)        (223,193)      (4,137,914)
                                                      -----------   -------------      -----------    -------------
     Net decrease ..................................     (106,219)  $  (1,929,899)         (62,179)   $  (1,199,523)
                                                      ===========   =============      ===========    =============

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             INCOME
                                   FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
                           -----------------------------------------      ---------------------------------------
                                              Net
               Net Asset      Net        Realized and        Total                          Net
  Period         Value,    Investment     Unrealized         from             Net        Realized
  Ended        Beginning   Income/      Gain/(Loss) on    Investment      Investment     Gain on       Total
 December 31   of Period  (Loss)(a)       Investments     Operations        Income     Investments  Distributions
 -----------   ---------  ---------       -----------     ----------        ------     -----------  -------------
CLASS A
   2006(c)      $18.11     $ 0.05          $ 1.44          $ 1.49             --            --           --
   2005          19.49       0.02           (0.05)          (0.03)         $(0.01)      $(1.34)       $(1.35)
   2004          17.97      (0.02)           2.31            2.29             --         (0.77)        (0.77)
   2003          13.81      (0.05)           4.45            4.40             --         (0.24)        (0.24)
   2002          16.43      (0.04)          (2.58)          (2.62)            --            --            --
   2001          16.13      (0.05)           0.93            0.88             --         (0.58)        (0.58)
CLASS B
   2006(c)      $17.28     $ 0.00          $ 1.35          $ 1.35             --            --            --
   2005          18.79      (0.12)          (0.05)          (0.17)            --        $(1.34)       $(1.34)
   2004          17.47      (0.15)           2.24            2.09             --         (0.77)        (0.77)
   2003          13.53      (0.17)           4.35            4.18             --         (0.24)        (0.24)
   2002          16.23      (0.14)          (2.56)          (2.70)            --            --            --
   2001          16.07      (0.18)           0.92            0.74             --         (0.58)        (0.58)
CLASS C
   2006(c)      $17.29     $ 0.00          $ 1.35          $ 1.35             --            --            --
   2005          18.80      (0.12)          (0.05)          (0.17)            --        $(1.34)       $(1.34)
   2004          17.49      (0.15)           2.23            2.08             --         (0.77)        (0.77)
   2003          13.54      (0.17)           4.36            4.19             --         (0.24)        (0.24)
   2002          16.24      (0.14)          (2.56)          (2.70)            --            --            --
   2001          16.07      (0.18)           0.93            0.75             --         (0.58)        (0.58)

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                          ------------------------------------------------------------

                             Net Asset                Net Assets     Net
  Period                       Value,                   End of    Investment                 Portfolio
  Ended       Redemption       End of       Total       Period      Income/     Operating     Turnover
 December 31    Fees(a)        Period      Return+    (in 000's)    (Loss)     Expenses (b)     Rate
 -----------    -------        ------      -------    ----------    ------     ------------     ----
CLASS A
   2006(c)     $0.00(d)       $19.60         8.2%     $  843,355     0.57%(e)     1.42%(e)(f)     6%
   2005         0.00(d)        18.11        (0.2)      1,063,137     0.08         1.40            3
   2004         0.00(d)        19.49        12.8       1,261,293    (0.11)        1.39           12
   2003           --           17.97        31.9       1,255,668    (0.35)        1.44(g)         8
   2002           --           13.81       (16.0)      1,024,452    (0.28)        1.40           16
   2001           --           16.43         5.4       1,267,975    (0.30)        1.40           29
CLASS B
   2006(c)     $0.00(d)       $18.63         7.8%     $   16,901    (0.04)%(e)    2.17%(e)(f)     6%
   2005         0.00(d)        17.28        (0.9)         17,804    (0.67)        2.15            3
   2004         0.00(d)        18.79        12.0          20,366    (0.86)        2.14           12
   2003           --           17.47        30.9          18,059    (1.10)        2.19(g)         8
   2002           --           13.53       (16.6)         10,493    (1.01)        2.16           16
   2001           --           16.23         4.6           5,505    (1.10)        2.19           29
CLASS C
   2006(c)     $0.00(d)       $18.64         7.8%     $   13,116    (0.04)%(e)    2.17%(e)(f)     6%
   2005         0.00(d)        17.29        (0.9)         14,003    (0.67)        2.15            3
   2004         0.00(d)        18.80        11.9          16,400    (0.85)        2.14           12
   2003           --           17.49        30.9          14,973    (1.10)        2.19(g)         8
   2002           --           13.54       (16.6)          8,078    (1.01)        2.16           16
   2001           --           16.24         4.6           4,170    (1.08)        2.19           29

--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would have been 1.39% (Class A), 2.18% (Class
    B), and 2.18% (Class C) for 2001. For the fiscal years ended December 31, 2002 and 2003, and the six months ended June 30, 2006, the effect of the custodian fee credits were minimal. For the fiscal years ended December 31, 2004 and 2005, there were no custodian fee credits.
(c) For the period ended June 30, 2006, unaudited.
(d) Amount reprsents less than $0.005 per share.
(e) Annualized
(f) The Fund incurred interest expense during the six months ended June 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.41% (Class A), 2.16% (Class
    B), and 2.16% (Class C), respectively.
(g) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of The Gabelli Value Fund Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "independent board members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 15, 2006, the independent board members, meeting in executive session with their counsel, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The independent board members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the independent board members in their capacity as directors, and other services. The independent board members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The independent board members considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund's Lipper, Inc. peer group, and concluded that the Adviser was delivering superior performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.


3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The independent board members considered the Fund's advisory fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The independent board members noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. While the independent board members recognized that the advisory fee paid by the Fund is generally at the high end of its peer group, they concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and the moderate overall expense ratio of the Fund.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The independent board members considered the Adviser's overall profitability and costs, and pro-forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The independent board members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The independent board members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The independent board members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The independent board members noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Adviser had stated during the main meeting that the expenses incurred by the Adviser relating to management of the Fund have increased substantially in recent years as a percentage of advisory fees, rather than declining as might be anticipated as the assets of the Fund increase. The independent board members agreed that it was possible that Adviser-level expenses incurred in managing the Fund eventually may level off or decline as a percentage of advisory fees, especially if the assets of the Fund continue to grow beyond certain thresholds.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The independent board members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.


6. OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The independent board members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities, and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The independent board members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The independent board members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. In considering the Advisory Agreement, the independent board members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the independent board members that shareholders had received very favorable absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the independent board members noted that the Adviser has managed the Fund since its inception, and the independent board members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The independent board members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee schedule. As such, the independent board members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The independent board members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies. Upon conclusion of their review and discussion, the independent board members unanimously agreed to recommend the continuation of the Advisory Agreement for the Fund.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                            Net Asset Value available
                                daily by calling
                           800-GABELLI after 6:00 P.M.



                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                       Anthony R. Pustorino
CHAIRMAN AND CHIEF                          CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                           PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                       PACE UNIVERSITY

Anthony J. Colavita                         Werner J. Roeder, MD
ATTORNEY-AT-LAW                             MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                   LAWRENCE HOSPITAL


Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH



                                    OFFICERS

Bruce N. Alpert                             James E. McKee
PRESIDENT                                   SECRETARY

Agnes Mullady                               Peter D. Goldstein
TREASURER                                   CHIEF COMPLIANCE OFFICER



                                    CUSTODIAN
                        Mellon Trust of New England, N.A.



                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company



                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP



                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB409Q206SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH






                                                      THE
                                                      GABELLI
                                                      VALUE
                                                      FUND
                                                      INC.








                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule  30a-2(b)  under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.